1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer A
Customers representing 10% or more of total net sales	21.00%	22.00%
Customer B
Customers representing 10% or more of total net sales	16.00%	9.00%
Customer C
Customers representing 10% or more of total net sales	12.00%	7.00%